UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22933

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

(Exact name of registrant as specified in charter)

Griffin Capital Plaza, 1520 Grand Avenue

El Segundo, CA 90245

(Address of principal executive offices) (Zip code)

310.469.6100

(Registrant’s telephone number, including area code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and address of agent for service)

Copy to:

Terrence O. Davis

Baker, Donelson, Bearman, Caldwell & Berkowitz, PC

920 Massachusetts Avenue, NW

Suite 900

Washington, DC 20001

Date of fiscal year end:     September 30

Date of reporting period: October 1, 2014 - December 31, 2014

Item 1. Schedule of Investments.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS
December 31, 2014 (Unaudited)
		Value
Description	Shares	(Note 2)
REAL ESTATE INVESTMENT TRUSTS (73.59%)

Private Investment Funds (63.51%)*
AEW Core Property Trust	2,005	$1,758,721
BlackRock Granite Property Fund	26	2,082,693
CBRE US Core Partners	1,594,149	1,793,852
Clarion Lion Properties Fund	1,836	2,138,805
Deutsche Wealth & Asset Management RREEF America II	94,135	9,320,994
MEPT Edgemoor LP Fund	4,087	6,282,102
Sentinel Real Estate Fund LP	90	6,752,495

		30,129,662

Public Traded Funds (10.08%)
Acadia Realty Trust	1,500	48,045
AvalonBay Communities, Inc.	880	143,783
Aviv REIT, Inc.	630	21,722
Boston Properties, Inc.	1,740	223,921
Brandywine Realty Trust	5,420	86,612
Chesapeake Lodging Trust	660	24,559
CyrusOne, Inc.	1,440	39,672
DDR Corp.	3,930	72,155
Digital Realty Trust, Inc.	800	53,040
Duke Realty Corp.	3,930	79,386
Empire State Realty Trust, Inc., Class A	2,120	37,270
Equity Commonwealth	1,760	45,179
Equity Residential	1,630	117,099
Essex Property Trust, Inc.	1,000	206,600
Extra Space Storage, Inc.	610	35,770
Federal Realty Investment Trust	360	48,046
General Growth Properties, Inc.	6,990	196,629
Health Care REIT, Inc.	2,540	192,202
Highwoods Properties, Inc.	2,270	100,516
Host Hotels & Resorts, Inc.	6,610	157,120
Hudson Pacific Properties, Inc.	3,300	99,198
Kilroy Realty Corp.	1,190	82,193
Kimco Realty Corp.	2,610	65,615
Kite Realty Group Trust	1,300	37,362
Liberty Property Trust	2,660	100,096
Mack-Cali Realty Corp.	540	10,292
Mid-America Apartment Communities, Inc.	770	57,504
National Health Investors, Inc.	880	61,565
National Retail Properties, Inc.	1,270	50,000
Omega Healthcare Investors, Inc.	580	22,661
Paramount Group, Inc.(a)	3,400	63,206
Parkway Properties, Inc.	2,640	48,550
Pebblebrook Hotel Trust	530	24,184
Prologis, Inc.	4,740	203,962
PS Business Parks, Inc.	910	72,381
Public Storage	820	151,577
Ramco-Gershenson Properties Trust	2,660	49,848
Regency Centers Corp.	1,130	72,071
Retail Opportunity Investments Corp.	3,680	61,787
Retail Properties of America, Inc., Class A	1,400	23,366

Description	Shares	Value (Note 2)

Public Traded Funds (continued)
Rexford Industrial Realty, Inc.	1,490	$23,408
RLJ Lodging Trust	1,060	35,542
Simon Property Group, Inc.	1,940	353,292
SL Green Realty Corp.	860	102,357
Sovran Self Storage, Inc.	860	75,009
Spirit Realty Capital, Inc.	6,120	72,767
STAG Industrial, Inc.	1,510	36,995
STORE Capital Corp.	2,510	54,241
Strategic Hotels & Resorts, Inc.(a)	5,450	72,104
Sunstone Hotel Investors, Inc.	6,460	106,655
Tanger Factory Outlet Centers, Inc.	1,650	60,984
UDR, Inc.	5,070	156,257
Ventas, Inc.	2,460	176,382
Vornado Realty Trust	1,030	121,241
Washington Real Estate Investment Trust	1,780	49,235

		4,783,213

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $33,245,763)		34,912,875

OPEN-END FUNDS (3.31%)

Fixed Income (3.31%)
Goldman Sachs Strategic Income Fund, Institutional Class	152,741	1,570,180

TOTAL OPEN-END FUNDS
(Cost $1,616,613)		1,570,180

COMMON STOCKS (0.10%)

Consumer, Cyclical (0.10%)
Starwood Hotels & Resorts Worldwide, Inc.	570	46,210

TOTAL COMMON STOCKS
(Cost $45,701)		46,210

TOTAL INVESTMENTS (77.00%)
(Cost $34,908,077)		$36,529,265

Other Assets In Excess Of Liabilities (23.00%)		10,911,160

NET ASSETS (100.00%)		$47,440,425

(a)	Non-income producing security.

Common Abbreviations:

LP	-	Limited Partnerships
REIT	-	Real Estate Investment Trust

See Notes to Quarterly Portfolio of Investments.

*     Additional Information on Investments in Private Investment Funds:

Value	Security	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of December 31, 2014

$1,758,721	AEW Core Property Trust	Quarterly	45	$600,000
2,082,693	BlackRock Granite Property Fund	Quarterly	60	0
1,793,852	CBRE US Core Partners	Quarterly	60	3,200,000
2,138,805	Clarion Lion Properties Fund	Quarterly	90	0
9,320,994	Deutsche Wealth & Asset Management RREEF America II	Quarterly	45	3,060,000
6,282,102	MEPT Edgemoor LP Fund	Quarterly	N/A**	0
6,752,495	Sentinel Real Estate Fund LP	Quarterly	N/A**	0

**    Written notice required for redemption, no minimum timeline required.

Griffin Institutional Access Real Estate Fund

Notes to the Quarterly Schedule of Investments

December 31, 2014

Note 1 — Organization

The Griffin Institutional Access Real Estate Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund engages in a continuous offering of shares and operates as an interval fund that offers quarterly repurchases of shares at net asset value. The Fund’s investment adviser is Griffin Capital Advisor, LLC (the “Adviser”). The investment objective of the Fund is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets. The Fund pursues its investment objective by strategically investing across private institutional real estate investment funds as well as a diversified set of public real estate securities.

The Fund was organized as a statutory trust on November 5, 2013 and under the laws of the State of Delaware. The Fund had no operations from that date to May 21, 2014, other than those relating to organizational matters and the registration of its shares under applicable securities laws. The Adviser purchased 4,000 initial shares at $25.00 per share on May 21, 2014, and the Fund commenced operations on June 30, 2014. The Fund is authorized to issue an unlimited number of shares with no par value.

The Fund shares are offered subject to a maximum sales charge of 5.75% of the offering price. Purchases of $1,000,001 or more may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 365 days after their purchase.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange or market on which they are traded, on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price for securities held long and the last ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end investment companies and exchange-traded funds (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open-ended funds are valued at their respective net asset values as reported by such investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Fair Value Pricing Committee (the “Pricing Committee”) using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Trustees”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s Net Asset Value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Valuation of Private REITS – The Fund may invest a significant portion of its assets in Private Real Estate Investment Trusts (“Private REITs”). The Private REITs measure their investment assets at fair value and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (“ASC”) 820, the Fund has elected to apply the practical expedient and to value its investments in Private REITs at their respective NAVs at each quarter. For non-calendar quarter-end days, the Pricing Committee estimates the fair value of each Private REIT by adjusting the most recent NAV for each REIT by the change in a proprietary benchmark that the Pricing Committee has deemed to be representative of the entire Private REIT market. In the event that a price is not provided by the Private REIT, the fair valuation procedures will be followed. As of September 30, 2014, all of the Fund’s investments in Private REITs were valued at the respective NAVs of the Private REITs.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Fund discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2	—	Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	—

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2014:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts
Private Investment Funds	$–	$30,129,662	$–	$30,129,662
Public Traded Funds	4,783,213	–	–	4,783,213
Open-End Funds	1,570,180	–	–	1,570,180
Common Stocks	46,210	–	–	46,210
Total	$6,399,603	$30,129,662	$–	$36,529,265

*	See Portfolio of Investments for industry classifications

For the period ended December 31, 2014, there have been no significant changes to the Fund’s fair value methodologies. During the period ended December 31, 2014, there were no transfers into or out of Levels 1 and 2.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Exchange-Traded Funds (“ETFs”) – The Fund may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of the Fund investing in an ETF will indirectly bear those costs. The Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Note 3 — Tax Basis Information

As of December 31, 2014, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
Griffin Institutional Access Real Estate Fund	$34,679,827	$1,903,243	$(53,805)	$1,849,438

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:	February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:	February 27, 2015

By:	/s/ Joseph Miller
Joseph Miller
Treasurer (Principal Financial Officer)

Date:	February 27, 2015